Cash from operations	3 Months Ended
Mar. 31, 2023
Cash from operations
Cash from operations

26.Cash from operations

	Three months ended
	March 31, 2023	March 31, 2022
	$’000	$’000

Reconciliation:
Profit before taxation	22,880	31,374
Adjustments:
Depreciation of property, plant and equipment (note 6 and 7)	106,392	97,368
Amortization of intangible assets (note 6 and 7)	12,642	10,472
Net impairment of property, plant and equipment and prepaid land rent (note 6)	4,146	2,183
Loss allowance/(reversal of loss allowance) on trade receivables (note 8)	3,560	(2,468)
Impairment of withholding tax receivables (note 7)	11,255	14,787
Amortization of prepaid site rent	2,867	1,868
Net (gain)/loss on disposal of plant, property and equipment (note 7)	(734)	167
Insurance income (note 9)	(145)	(1,150)
Finance costs (note 11)	178,881	192,212
Finance income (note 10)	(6,828)	(114,967)
Impairment of inventory	—	138
Share‑based payment expense (note 7)	3,289	3,574
Operating profit before working capital changes	338,205	235,558
Changes in working capital
Decrease in inventory	7,910	3,413
Increase in trade and other receivables	(88,242)	(118,367)
(Decrease)/increase in trade and other payables	(6,014)	46,003
Net movement in working capital	(86,346)	(68,951)
Cash from operations	251,859	166,607